Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	LINCOLN BENEFIT LIFE CO
Entity Central Index Key	0000910739
Entity Filer Category	Non-accelerated Filer

Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net investment income	$ 11,590	$ 11,836	$ 12,067
Realized capital gains and losses	626	2,075	694
Income from operations before income tax expense	12,216	13,911	12,761
Income tax expense	4,273	4,861	4,451
Net income	7,943	9,050	8,310
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	247	3,411	4,584
Comprehensive income	$ 8,190	$ 12,461	$ 12,894

Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Fixed income securities, at fair value (amortized cost $309,324 and $312,785)	$ 330,559	$ 333,640
Short-term, at fair value (amortized cost $24,202 and $12,974)	24,203	12,974
Total investments	354,762	346,614
Cash	13,073	6,006
Receivable from affiliates, net		8,563
Other assets	87,044	95,826
Separate Accounts	1,625,669	1,682,128
Total assets	19,781,989	20,863,567
Liabilities
Contractholder funds	14,255,844	15,489,624
Reserve for life-contingent contract benefits	3,424,679	3,199,490
Unearned premiums	13,410	16,200
Deferred income taxes	7,990	7,729
Payable to affiliates, net	17,189
Current income taxes payable	4,158	4,802
Other liabilities and accrued expenses	86,532	125,266
Separate Accounts	1,625,669	1,682,128
Total liabilities	19,435,471	20,525,239
Commitments and Contingent Liabilities (Note 9) Shareholder's Equity
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding	2,500	2,500
Additional capital paid-in	180,000	180,000
Retained income	150,215	142,272
Accumulated other comprehensive income:
Unrealized net capital gains and losses	13,803	13,556
Total accumulated other comprehensive income	13,803	13,556
Total shareholder's equity	346,518	338,328
Total liabilities and shareholder's equity	19,781,989	20,863,567
Allstate Life Insurance Company and affiliate
Investments
Reinsurance recoverable	15,553,945	16,680,950
Non-affiliates
Investments
Reinsurance recoverable	$ 2,147,496	$ 2,043,480

Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed income securities, amortized cost	$ 309,324	$ 312,785
Short-term, amortized cost	$ 24,202	$ 12,974
Common stock, par value	$ 100	$ 100
Common stock, shares authorized	30	30
Common stock, shares issued	25	25
Common stock, shares outstanding	25	25

Statement of Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2009				$ 124,912	$ 5,561
Net income	8,310			8,310
Change in unrealized net capital gains and losses	4,584				4,584
Balance at Dec. 31, 2010	325,867	2,500	180,000	133,222	10,145
Net income	9,050			9,050
Change in unrealized net capital gains and losses	3,411				3,411
Balance at Dec. 31, 2011	338,328	2,500	180,000	142,272	13,556
Net income	7,943			7,943
Change in unrealized net capital gains and losses	247				247
Balance at Dec. 31, 2012	$ 346,518	$ 2,500	$ 180,000	$ 150,215	$ 13,803

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 7,943	$ 9,050	$ 8,310
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	781	1,175	1,241
Realized capital gains and losses	(626)	(2,075)	(694)
Changes in:
Policy benefits and other insurance reserves	14,398	(22,072)	4,240
Income taxes	(516)	476	(205)
Receivable from/payable to affiliates, net	25,752	(13,494)	(9,818)
Other operating assets and liabilities	(32,761)	37,802	(943)
Net cash provided by operating activities	14,971	10,862	2,131
Cash flows from investing activities
Proceeds from sales of fixed income securities	25,367	44,880	27,166
Collections on fixed income securities	29,154	25,268	38,691
Purchases of fixed income securities	(51,209)	(77,175)	(71,478)
Change in short-term investments, net	(11,216)	(1,379)	(3,023)
Net cash used in investing activities	(7,904)	(8,406)	(8,644)
Net increase (decrease) in cash	7,067	2,456	(6,513)
Cash at beginning of year	6,006	3,550	10,063
Cash at end of year	$ 13,073	$ 6,006	$ 3,550

General	12 Months Ended
Dec. 31, 2012
General

1. General

Basis of presentation

The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2012, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent master brokerage agencies and directly through call centers and the internet.

The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company’s investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company’s investment in spread-sensitive fixed income assets.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s and ALIC’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Investments

Fixed income securities include bonds, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

Short-term investments, including money market funds and other short-term investments, are carried at fair value.

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

Recognition of premium revenues and contract charges, and related benefits and interest credited

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company (“LB Re”, an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

Reinsurance

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company’s financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

Contractholder funds

Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

Separate accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

Adopted accounting standard

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position.

Pending accounting standards

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives that are either offset in the reporting entity’s financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

3. Related Party Transactions

Business operations

The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $241.8 million, $204.8 million and $204.8 million in 2012, 2011 and 2010, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

The Company has a service agreement with Allstate Distributors, LLC (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $80 thousand, $7.2 million and $6.9 million in 2012, 2011 and 2010, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $6.4 million, $7.5 million and $8.5 million in 2012, 2011 and 2010, respectively, that were ceded to ALIC.

Reinsurance

The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	2012	2011	2010
Premiums and contract charges	$908,459	$833,149	$782,113
Interest credited to contractholder funds, contract benefits and expenses	1,369,305	1,408,953	1,683,487

Reinsurance recoverables due from ALIC totaled $15.55 billion and $16.68 billion as of December 31, 2012 and 2011, respectively.

In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $2.0 million as of December 31, 2012.

Income taxes

The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

Intercompany loan agreement

The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

Investments	12 Months Ended
Dec. 31, 2012
Investments

4. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2012
U.S. government and agencies	$86,428	$5,659	$—	$92,087
Municipal	2,499	401	—	2,900
Corporate	178,824	13,173	(29)	191,968
Foreign government	4,999	265	—	5,264
RMBS	28,239	1,498	—	29,737
CMBS	8,335	268	—	8,603

Total fixed income securities	$309,324	$21,264	$(29)	$330,559

December 31, 2011
U.S. government and agencies	$84,059	$5,943	$—	$90,002
Municipal	2,499	399	—	2,898
Corporate	169,820	12,105	(99)	181,826
Foreign government	4,998	239	—	5,237
RMBS	40,089	2,427	(9)	42,507
CMBS	8,514	360	(518)	8,356
ABS	2,806	8	—	2,814

Total fixed income securities	$312,785	$21,481	$(626)	$333,640

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$33,429	$34,027
Due after one year through five years	132,690	141,438
Due after five years through ten years	93,657	103,296
Due after ten years	12,974	13,458

	272,750	292,219
RMBS and CMBS	36,574	38,340

Total	$309,324	$330,559

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$12,138	$12,133	$12,480
Short-term and other investments	20	11	21

Investment income, before expense	12,158	12,144	12,501
Investment expense	(568)	(308)	(434)

Net investment income	$11,590	$11,836	$12,067

Realized capital gains and losses

The Company recognized net realized capital gains of $626 thousand, $2.1 million and $694 thousand in 2012, 2011 and 2010, respectively. Realized capital gains and losses in 2012 and 2011 included $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2012 or 2011.

Gross gains of $645 thousand, $1.9 million and $652 thousand and gross losses of zero, $3 thousand and zero were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2012
Fixed income securities	$330,559	$21,264	$(29)	$21,235
Short-term investments	24,203	1	—	1

Unrealized net capital gains and losses, pre-tax				21,236
Deferred income taxes				(7,433)

Unrealized net capital gains and losses, after-tax				$13,803

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$333,640	$21,481	$(626)	$20,855
Short-term investments	12,974	—	—	—

Unrealized net capital gains and losses, pre-tax				20,855
Deferred income taxes				(7,299)

Unrealized net capital gains and losses, after-tax				$13,556

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$380	$5,247	$7,052
Short-term investments	1	—	—

Total	381	5,247	7,052
Deferred income taxes	(134)	(1,836)	(2,468)

Increase in unrealized net capital gains and losses	$247	$3,411	$4,584

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities that have been in a continuous unrealized loss position for less than twelve months. No securities have been in a continuous unrealized loss position for more than twelve months as of December 31, 2012 or 2011.

($ in thousands)	Number of issues	Fair value	Unrealized losses
December 31, 2012
Corporate	1	$1,936	$(29)

Total	1	$1,936	$(29)

December 31, 2011
Corporate	1	$5,161	$(99)
RMBS	1	1,075	(9)
CMBS	1	1,484	(518)

Total	3	$7,720	$(626)

As of December 31, 2012, $29 thousand of unrealized losses are related to a fixed income security with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that this security does not pose a high risk of being other-than-temporarily impaired. This unrealized loss is related to an investment grade fixed income security. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on the investment grade security are related to widening credit spreads or rising interest rates since the time of initial purchase.

As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Municipal bonds

All of the municipal bond issuers represented in the Company’s municipal bond portfolio were in Washington as of both December 31, 2012 and 2011.

Concentration of credit risk

As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Other investment information

As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value of Assets and Liabilities

5. Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:	Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;
(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•

Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

•

Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 measurements

•	Fixed income securities:

Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•

Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets:
Fixed income securities:
U.S. government and agencies	$34,303	$57,784	$—	$92,087
Municipal	—	2,900	—	2,900
Corporate	—	191,656	312	191,968
Foreign government	—	5,264	—	5,264
RMBS	—	29,737	—	29,737
CMBS	—	8,603	—	8,603

Total fixed income securities	34,303	295,944	312	330,559
Short-term investments	18,793	5,410	—	24,203
Separate account assets	1,625,669	—	—	1,625,669

Total recurring basis assets	1,678,765	301,354	312	1,980,431

Total assets at fair value	$1,678,765	$301,354	$312	$1,980,431

% of total assets at fair value	84.7%	15.2%	0.1%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(314,926)	$(314,926)

Total liabilities at fair value	$—	$—	$(314,926)	$(314,926)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
Derivatives embedded in life and annuity contracts—Equity-indexed and forward starting options	$(295,305)	Stochastic cash flow model	Projected option cost	1.0 – 2.0%	1.96%

If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets:
Fixed income securities:
U.S. government and agencies	$36,883	$53,119	$—	$90,002
Municipal	—	2,898	—	2,898
Corporate	—	181,228	598	181,826
Foreign government	—	5,237	—	5,237
RMBS	—	40,186	2,321	42,507
CMBS	—	8,356	—	8,356
ABS	—	2,814	—	2,814

Total fixed income securities	36,883	293,838	2,919	333,640
Short-term investments	1,925	11,049	—	12,974
Separate account assets	1,682,128	—	—	1,682,128

Total recurring basis assets	1,720,936	304,887	2,919	2,028,742

Total assets at fair value	$1,720,936	$304,887	$2,919	$2,028,742

% of total assets at fair value	84.8%	15.0%	0.2%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(506,678)	$(506,678)

Total liabilities at fair value	$—	$—	$(506,678)	$(506,678)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$598	$—	$—	$—	$—
RMBS	2,321	—	—	—	(2,321)

Total recurring Level 3 assets	$2,919	$—	$—	$—	$(2,321)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(506,678)	$131,054	$—	$—	$—

Total recurring Level 3 liabilities	$(506,678)	$131,054	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Corporate	$—	$—	$—	$(286)	$312
RMBS	—	—	—	—	—

Total recurring Level 3 assets	$—	$—	$—	$(286)	$312

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(11,024)	$71,722	$(314,926)

Total recurring Level 3 liabilities	$—	$—	$(11,024)	$71,722	$(314,926)

(1)

The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2010	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$852	$—	$199	$—	$(10,199)
RMBS	6,880	(4)	(108)	—	(3,577)
CMBS	1,916	—	(49)	—	(1,867)

Total recurring Level 3 assets	$9,648	$(4)	$42	$—	$(15,643)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(494,149)	$(110,951)	$—	$—	$—

Total recurring Level 3 liabilities	$(494,149)	$(110,951)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Corporate	$10,000	$—	$—	$(254)	$598
RMBS	—	—	—	(870)	2,321
CMBS	—	—	—	—	—

Total recurring Level 3 assets	$10,000	$—	$—	$(1,124)	$2,919

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(55,559)	$153,981	$(506,678)

Total recurring Level 3 liabilities	$—	$—	$(55,559)	$153,981	$(506,678)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

($ in thousands)		Total gains (losses) included in:		Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
	Balance as of December 31, 2009	Net income(1)	OCI
Assets
Fixed income securities:
Corporate	$1,089	$(1)	$—	$7,740	$—	$(7,976)	$852
RMBS	—	(17)	131	9,459	—	(2,693)	6,880
CMBS	1,158	—	758	—	—	—	1,916

Total recurring Level 3 assets	$2,247	$(18)	$889	$17,199	$—	$(10,669)	$9,648

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

Total recurring Level 3liabilities	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2012, 2011 or 2010.

During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Corporate	$—	$(2)	$(2)
RMBS	—	(5)	(11)
CMBS	—	—	(1)

Total recurring Level 3 assets	$—	$(7)	$(14)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$131,054	$(110,951)	$(4,877)

Total recurring Level 3 liabilities	$131,054	$(110,951)	$(4,877)

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, and $(4.9) million in contract benefits in 2010. These amounts are ceded in accordance with the Company’s reinsurance agreements.

As of December 31, 2012 and 2011, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $9.16 billion and $9.14 billion, respectively, as of December 31, 2012 and were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

6. Derivative Financial Instruments

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

	December 31, 2012		December 31, 2011
($ in thousands)	Volume - Notional amount	Fair value	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	$3,098,496	$(295,305)	$3,620,132	$(481,930)
Guaranteed accumulation benefits	174,791	(18,047)	202,908	(22,454)
Guaranteed withdrawal benefits	25,186	(1,574)	27,740	(2,294)

Total derivatives	$3,298,473	$(314,926)	$3,850,780	$(506,678)

Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, and $(8.2) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, which in turn were ceded to ALIC.

Off-balance-sheet financial instruments

There were no off-balance-sheet financial instruments as of December 31, 2012 or 2011.

Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2012
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

7. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2012	2011
Traditional life insurance	$1,519,650	$1,425,848
Immediate fixed annuities	677,986	671,275
Accident and health insurance	1,217,648	1,092,791
Other	9,395	9,576

Total reserve for life-contingent contract benefits	$3,424,679	$3,199,490

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 1.3% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

As of December 31, contractholder funds consist of the following:

($ in thousands)	2012	2011
Interest-sensitive life insurance	$4,814,410	$4,556,892
Investment contracts:
Fixed annuities	9,201,641	10,709,817
Other investment contracts	239,793	222,915

Total contractholder funds	$14,255,844	$15,489,624

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 5.9% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts:

Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities

	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2012	2011
Balance, beginning of year	$15,489,624	$17,247,071
Deposits	1,070,374	1,007,316
Interest credited	406,805	576,331
Benefits	(473,329)	(459,991)
Surrenders and partial withdrawals	(1,703,966)	(2,412,295)
Contract charges	(558,519)	(513,068)
Net transfers from separate accounts	16,463	18,935
Other adjustments	8,392	25,325

Balance, end of year	$14,255,844	$15,489,624

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2012	2011
In the event of death
Separate account value	$926.1	$1,032.7
Net amount at risk (1)	$101.6	$149.5
Average attained age of contractholders	59 years	58 years

At annuitization (includes income benefit guarantees)
Separate account value	$168.1	$184.9
Net amount at risk (2)	$29.6	$45.1
Weighted average waiting period until annuitization options available	1 year	2 years

For cumulative periodic withdrawals
Separate account value	$24.8	$27.5
Net amount at risk (3)	$0.2	$0.4

Accumulation at specified dates
Separate account value	$172.0	$198.1
Net amount at risk (4)	$13.7	$21.5
Weighted average waiting period until guarantee date	7 years	8 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million. As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million.

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

8. Reinsurance

The Company has reinsurance agreements under which it reinsures all of its business to ALIC, LB Re or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

As of December 31, 2012, 87.9% of the total reinsurance recoverables were related to ALIC and 12.1% were related to non-affiliated reinsurers. As of both December 31, 2012 and 2011, 98% of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,298,864	$1,266,264	$1,228,272
Assumed	6,784	7,057	7,465
Ceded:
Affiliate	(908,459)	(833,149)	(782,113)
Non-affiliate	(397,189)	(440,172)	(453,624)

Premiums and contract charges, net of reinsurance	$—	$—	$—

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,882,714	$1,893,124	$2,186,031
Assumed	9,167	7,337	8,153
Ceded:
Affiliate	(1,369,305)	(1,408,953)	(1,683,487)
Non-affiliate	(522,576)	(491,508)	(510,697)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Guarantees and Contingent Liabilities

9. Guarantees and Contingent Liabilities

Guarantees

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

10. Income Taxes

The Company joins the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group’s federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group’s tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Tax credit carryforwards	$—	$10

Total deferred assets	—	10

Deferred liabilities
Unrealized net capital gains	(7,433)	(7,299)
Other liabilities	(557)	(440)

Total deferred liabilities	(7,990)	(7,739)

Net deferred liability	$(7,990)	$(7,729)

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$4,145	$4,802	$4,386
Deferred	128	59	65

Total income tax expense	$4,273	$4,861	$4,451

The Company paid income taxes of $4.8 million, $4.4 million and $4.7 million in 2012, 2011 and 2010, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	—	(0.1)	(0.1)

Effective income tax rate	35.0%	34.9%	34.9%

Statutory Financial Information and Dividend Limitations	12 Months Ended
Dec. 31, 2012
Statutory Financial Information and Dividend Limitations

11. Statutory Financial Information and Dividend Limitations

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net income was $8.5 million, $8.6 million and $8.7 million in 2012, 2011 and 2010, respectively. Statutory capital and surplus was $323.9 million and $319.5 million as of December 31, 2012 and 2011, respectively.

Dividend Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Nebraska Department of Insurance (“NE DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2012. The maximum amount of dividends the Company can pay without prior NE DOI approval during 2013 is $32.4 million. Any dividend must be paid out of unassigned surplus, which totaled $150.7 million as of December 31, 2012, and cannot result in capital and surplus being less than the minimum amount required by law. All state insurance regulators have adopted risk-based capital (“RBC”) requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. The Company’s total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income

12. Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2012
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$977	$(343)	$634
Less: reclassification adjustment of realized capital gains and losses	596	(209)	387

Unrealized net capital gains and losses	381	(134)	247

Other comprehensive income	$381	$(134)	$247

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,322	$(2,562)	$4,760
Less: reclassification adjustment of realized capital gains and losses	2,075	(726)	1,349

Unrealized net capital gains and losses	5,247	(1,836)	3,411

Other comprehensive income	$5,247	$(1,836)	$3,411

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period	$7,746	$(2,711)	$5,035
Less: reclassification adjustment of realized capital gains and losses	694	(243)	451

Unrealized net capital gains and losses	7,052	(2,468)	4,584

Other comprehensive income	$7,052	$(2,468)	$4,584

LINCOLN BENEFIT LIFE COMPANY

Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Summary of Investments Other Than Investments in Related Parties

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2012

($ in thousands)	Amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$86,428	$92,087	$92,087
States, municipalities and political subdivisions	2,499	2,900	2,900
Foreign governments	4,999	5,264	5,264
Public utilities	16,955	19,127	19,127
All other corporate bonds	161,869	172,841	172,841
Residential mortgage-backed securities	28,239	29,737	29,737
Commercial mortgage-backed securities	8,335	8,603	8,603

Total fixed maturities	309,324	330,559	330,559
Short-term investments	24,202	24,203	24,203

Total investments	$333,526	$354,762	$354,762

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE IV—REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2012
Life insurance in force	$378,467,115	$384,205,939	$5,738,824	$—	—%

Premiums and contract charges:
Life and annuities	$1,201,592	$1,208,376	$6,784	$—	—%
Accident and health insurance	97,272	97,272	—	—	—%

	$1,298,864	$1,305,648	$6,784	$—	—%

Year ended December 31, 2011
Life insurance in force	$364,469,564	$370,439,179	$5,969,615	$—	—%

Premiums and contract charges:
Life and annuities	$1,156,434	$1,163,491	$7,057	$—	—%
Accident and health insurance	109,830	109,830	—	—	—%

	$1,266,264	$1,273,321	$7,057	$—	—%

Year ended December 31, 2010
Life insurance in force	$358,242,997	$364,544,022	$6,301,025	$—	—%

Premiums and contract charges:
Life and annuities	$1,111,971	$1,119,436	$7,465	$—	—%
Accident and health insurance	116,301	116,301	—	—	—%

	$1,228,272	$1,235,737	$7,465	$—	—%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Investments

Investments

Fixed income securities include bonds, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

Short-term investments, including money market funds and other short-term investments, are carried at fair value.

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Contract Charges, and Related Benefits and Interest Credited

Recognition of premium revenues and contract charges, and related benefits and interest credited

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company (“LB Re”, an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

Reinsurance

Reinsurance

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company’s financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

Income Taxes

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for Life-Contingent Contract Benefits

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

Contractholder Funds

Contractholder funds

Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

Separate Accounts

Separate accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

Adopted Accounting Standard

Adopted accounting standard

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company’s results of operations or financial position

Pending Accounting Standards

Pending accounting standards

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives that are either offset in the reporting entity’s financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company’s results of operations or financial position.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amounts Ceded to Allstate Life Insurance Company

The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	2012	2011	2010
Premiums and contract charges	$908,459	$833,149	$782,113
Interest credited to contractholder funds, contract benefits and expenses	1,369,305	1,408,953	1,683,487

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized	Gross unrealized		Fair
($ in thousands)	cost	Gains	Losses	value
December 31, 2012
U.S. government and agencies	$86,428	$5,659	$—	$92,087
Municipal	2,499	401	—	2,900
Corporate	178,824	13,173	(29)	191,968
Foreign government	4,999	265	—	5,264
RMBS	28,239	1,498	—	29,737
CMBS	8,335	268	—	8,603

Total fixed income securities	$309,324	$21,264	$(29)	$330,559

December 31, 2011
U.S. government and agencies	$84,059	$5,943	$—	$90,002
Municipal	2,499	399	—	2,898
Corporate	169,820	12,105	(99)	181,826
Foreign government	4,998	239	—	5,237
RMBS	40,089	2,427	(9)	42,507
CMBS	8,514	360	(518)	8,356
ABS	2,806	8	—	2,814

Total fixed income securities	$312,785	$21,481	$(626)	$333,640

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$33,429	$34,027
Due after one year through five years	132,690	141,438
Due after five years through ten years	93,657	103,296
Due after ten years	12,974	13,458

	272,750	292,219
RMBS and CMBS	36,574	38,340

Total	$309,324	$330,559

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$12,138	$12,133	$12,480
Short-term and other investments	20	11	21

Investment income, before expense	12,158	12,144	12,501
Investment expense	(568)	(308)	(434)

Net investment income	$11,590	$11,836	$12,067

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2012
Fixed income securities	$330,559	$21,264	$(29)	$21,235
Short-term investments	24,203	1	—	1

Unrealized net capital gains and losses, pre-tax				21,236
Deferred income taxes				(7,433)

Unrealized net capital gains and losses, after-tax				$13,803

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$333,640	$21,481	$(626)	$20,855
Short-term investments	12,974	—	—	—

Unrealized net capital gains and losses, pre-tax				20,855
Deferred income taxes				(7,299)

Unrealized net capital gains and losses, after-tax				$13,556

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$380	$5,247	$7,052
Short-term investments	1	—	—

Total	381	5,247	7,052
Deferred income taxes	(134)	(1,836)	(2,468)

Increase in unrealized net capital gains and losses	$247	$3,411	$4,584

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income securities that have been in a continuous unrealized loss position for less than twelve months. No securities have been in a continuous unrealized loss position for more than twelve months as of December 31, 2012 or 2011.

($ in thousands)	Number of issues	Fair value	Unrealized losses
December 31, 2012
Corporate	1	$1,936	$(29)

Total	1	$1,936	$(29)

December 31, 2011
Corporate	1	$5,161	$(99)
RMBS	1	1,075	(9)
CMBS	1	1,484	(518)

Total	3	$7,720	$(626)

Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets:
Fixed income securities:
U.S. government and agencies	$34,303	$57,784	$—	$92,087
Municipal	—	2,900	—	2,900
Corporate	—	191,656	312	191,968
Foreign government	—	5,264	—	5,264
RMBS	—	29,737	—	29,737
CMBS	—	8,603	—	8,603

Total fixed income securities	34,303	295,944	312	330,559
Short-term investments	18,793	5,410	—	24,203
Separate account assets	1,625,669	—	—	1,625,669

Total recurring basis assets	1,678,765	301,354	312	1,980,431

Total assets at fair value	$1,678,765	$301,354	$312	$1,980,431

% of total assets at fair value	84.7%	15.2%	0.1%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(314,926)	$(314,926)

Total liabilities at fair value	$—	$—	$(314,926)	$(314,926)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

 The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets:
Fixed income securities:
U.S. government and agencies	$36,883	$53,119	$—	$90,002
Municipal	—	2,898	—	2,898
Corporate	—	181,228	598	181,826
Foreign government	—	5,237	—	5,237
RMBS	—	40,186	2,321	42,507
CMBS	—	8,356	—	8,356
ABS	—	2,814	—	2,814

Total fixed income securities	36,883	293,838	2,919	333,640
Short-term investments	1,925	11,049	—	12,974
Separate account assets	1,682,128	—	—	1,682,128

Total recurring basis assets	1,720,936	304,887	2,919	2,028,742

Total assets at fair value	$1,720,936	$304,887	$2,919	$2,028,742

% of total assets at fair value	84.8%	15.0%	0.2%	100.0%
Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(506,678)	$(506,678)

Total liabilities at fair value	$—	$—	$(506,678)	$(506,678)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
Derivatives embedded in life and annuity contracts—Equity-indexed and forward starting options	$(295,305)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.96%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$598	$—	$—	$—	$—
RMBS	2,321	—	—	—	(2,321)

Total recurring Level 3 assets	$2,919	$—	$—	$—	$(2,321)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(506,678)	$131,054	$—	$—	$—

Total recurring Level 3 liabilities	$(506,678)	$131,054	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Corporate	$—	$—	$—	$(286)	$312
RMBS	—	—	—	—	—

Total recurring Level 3 assets	$—	$—	$—	$(286)	$312

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(11,024)	$71,722	$(314,926)

Total recurring Level 3 liabilities	$—	$—	$(11,024)	$71,722	$(314,926)

(1)

The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$852	$—	$199	$—	$(10,199)
RMBS	6,880	(4)	(108)	—	(3,577)
CMBS	1,916	—	(49)	—	(1,867)

Total recurring Level 3 assets	$9,648	$(4)	$42	$—	$(15,643)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(494,149)	$(110,951)	$—	$—	$—

Total recurring Level 3 liabilities	$(494,149)	$(110,951)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Corporate	$10,000	$—	$—	$(254)	$598
RMBS	—	—	—	(870)	2,321
CMBS	—	—	—	—	—

Total recurring Level 3 assets	$10,000	$—	$—	$(1,124)	$2,919

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(55,559)	$153,981	$(506,678)

Total recurring Level 3 liabilities	$—	$—	$(55,559)	$153,981	$(506,678)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income (1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Corporate	$1,089	$(1)	$—	$7,740	$—	$(7,976)	$852
RMBS	—	(17)	131	9,459	—	(2,693)	6,880
CMBS	1,158	—	758	—	—	—	1,916

Total recurring Level 3 assets	$2,247	$(18)	$889	$17,199	$—	$(10,669)	$9,648

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

Total recurring Level 3 liabilities	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level 3 Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Corporate	$—	$(2)	$(2)
RMBS	—	(5)	(11)
CMBS	—	—	(1)

Total recurring Level 3 assets	$—	$(7)	$(14)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$131,054	$(110,951)	$(4,877)

Total recurring Level 3 liabilities	$131,054	$(110,951)	$(4,877)

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Volume and Fair Value Positions of Derivative Instruments

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

	December 31, 2012		December 31, 2011
($ in thousands)	Volume - Notional amount	Fair value	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	$3,098,496	$(295,305)	$3,620,132	$(481,930)
Guaranteed accumulation benefits	174,791	(18,047)	202,908	(22,454)
Guaranteed withdrawal benefits	25,186	(1,574)	27,740	(2,294)

Total derivatives	$3,298,473	$(314,926)	$3,850,780	$(506,678)

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2012	2011
Traditional life insurance	$1,519,650	$1,425,848
Immediate fixed annuities	677,986	671,275
Accident and health insurance	1,217,648	1,092,791
Other	9,395	9,576

Total reserve for life-contingent contract benefits	$3,424,679	$3,199,490

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 1.3% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	Annuity 2000 mortality table with internal modifications	Interest rate assumptions range from 4.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2012	2011
Interest-sensitive life insurance	$4,814,410	$4,556,892
Investment contracts:
Fixed annuities	9,201,641	10,709,817
Other investment contracts	239,793	222,915

Total contractholder funds	$14,255,844	$15,489,624

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 5.9% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts:

Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities

	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2012	2011
Balance, beginning of year	$15,489,624	$17,247,071
Deposits	1,070,374	1,007,316
Interest credited	406,805	576,331
Benefits	(473,329)	(459,991)
Surrenders and partial withdrawals	(1,703,966)	(2,412,295)
Contract charges	(558,519)	(513,068)
Net transfers from separate accounts	16,463	18,935
Other adjustments	8,392	25,325

Balance, end of year	$14,255,844	$15,489,624

Summary of Variable Annuity Contracts with Guarantees

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2012	2011
In the event of death
Separate account value	$926.1	$1,032.7
Net amount at risk (1)	$101.6	$149.5
Average attained age of contractholders	59 years	58 years

At annuitization (includes income benefit guarantees)
Separate account value	$168.1	$184.9
Net amount at risk (2)	$29.6	$45.1
Weighted average waiting period until annuitization options available	1 year	2 years

For cumulative periodic withdrawals
Separate account value	$24.8	$27.5
Net amount at risk (3)	$0.2	$0.4

Accumulation at specified dates
Separate account value	$172.0	$198.1
Net amount at risk (4)	$13.7	$21.5
Weighted average waiting period until guarantee date	7 years	8 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,298,864	$1,266,264	$1,228,272
Assumed	6,784	7,057	7,465
Ceded:
Affiliate	(908,459)	(833,149)	(782,113)
Non-affiliate	(397,189)	(440,172)	(453,624)

Premiums and contract charges, net of reinsurance	$—	$—	$—

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,882,714	$1,893,124	$2,186,031
Assumed	9,167	7,337	8,153
Ceded:
Affiliate	(1,369,305)	(1,408,953)	(1,683,487)
Non-affiliate	(522,576)	(491,508)	(510,697)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Tax credit carryforwards	$—	$10

Total deferred assets	—	10

Deferred liabilities
Unrealized net capital gains	(7,433)	(7,299)
Other liabilities	(557)	(440)

Total deferred liabilities	(7,990)	(7,739)

Net deferred liability	$(7,990)	$(7,729)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$4,145	$4,802	$4,386
Deferred	128	59	65

Total income tax expense	$4,273	$4,861	$4,451

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	—	(0.1)	(0.1)

Effective income tax rate	35.0%	34.9%	34.9%

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2012
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$977	$(343)	$634
Less: reclassification adjustment of realized capital gains and losses	596	(209)	387

Unrealized net capital gains and losses	381	(134)	247

Other comprehensive income	$381	$(134)	$247

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,322	$(2,562)	$4,760
Less: reclassification adjustment of realized capital gains and losses	2,075	(726)	1,349

Unrealized net capital gains and losses	5,247	(1,836)	3,411

Other comprehensive income	$5,247	$(1,836)	$3,411

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period	$7,746	$(2,711)	$5,035
Less: reclassification adjustment of realized capital gains and losses	694	(243)	451

Unrealized net capital gains and losses	7,052	(2,468)	4,584

Other comprehensive income	$7,052	$(2,468)	$4,584

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 241,800,000	$ 204,800,000	$ 204,800,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reinsurance recoverables	15,550,000,000	16,680,000,000
Allstate Distributors Services, LLC | Marketing and Advertising Expense
Related Party Transaction [Line Items]
Broker dealer agreements, expense	80,000	7,200,000	6,900,000
Allstate Financial Services, LLC | Sales Commissions and Fees [Member]
Related Party Transaction [Line Items]
Broker dealer agreements, expense	6,400,000	7,500,000	8,500,000
Lincoln Benefit Reinsurance Company
Related Party Transaction [Line Items]
Reinsurance recoverables	$ 2,000,000

Summary of Amounts Ceded to Allstate Life Insurance Company (Detail) (Allstate Life Insurance Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Premiums and contract charges	$ 908,459	$ 833,149	$ 782,113
Interest credited to contractholder funds, contract benefits and expenses	$ 1,369,305	$ 1,408,953	$ 1,683,487

Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 309,324	$ 312,785
Fair value	330,559	333,640
U.S. government agencies and authorities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	86,428	84,059
Gross unrealized gains	5,659	5,943
Fair value	92,087	90,002
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,499	2,499
Gross unrealized gains	401	399
Fair value	2,900	2,898
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	178,824	169,820
Gross unrealized gains	13,173	12,105
Gross unrealized losses	(29)	(99)
Fair value	191,968	181,826
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,999	4,998
Gross unrealized gains	265	239
Fair value	5,264	5,237
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,806
Gross unrealized gains		8
Fair value		2,814
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	28,239	40,089
Gross unrealized gains	1,498	2,427
Gross unrealized losses		(9)
Fair value	29,737	42,507
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,335	8,514
Gross unrealized gains	268	360
Gross unrealized losses		(518)
Fair value	8,603	8,356
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	309,324	312,785
Gross unrealized gains	21,264	21,481
Gross unrealized losses	(29)	(626)
Fair value	$ 330,559	$ 333,640

Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Due in one year or less	$ 33,429
Due after one year through five years	132,690
Due after five years through ten years	93,657
Due after ten years	12,974
Available for sale Securities, Debt Maturities, with Single Maturity Date, Amortized Cost, Total	272,750
RMBS and CMBS	36,574
Total	309,324
Fair value
Due in one year or less	34,027
Due after one year through five years	141,438
Due after five years through ten years	103,296
Due after ten years	13,458
Available for sale Securities, Debt Maturities, with Single Maturity Date, Fair Value, Total	292,219
RMBS and CMBS	38,340
Fair value	$ 330,559	$ 333,640

Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 12,158	$ 12,144	$ 12,501
Investment expense	(568)	(308)	(434)
Net investment income	11,590	11,836	12,067
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	12,138	12,133	12,480
Short-term and other investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 20	$ 11	$ 21

Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Net realized capital gains	$ 626,000	$ 2,075,000	$ 694,000
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	19,000	12,000
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	645,000	1,900,000	652,000
Gross losses realized on sales of fixed income securities	0	3,000	0
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	29,000
Fixed income and short-term securities
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	$ 9,900,000

Schedule of Unrealized Net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value
Fixed income securities	$ 330,559	$ 333,640
Short-term investments	24,203	12,974
Gross unrealized Gains
Fixed income securities	21,264	21,481
Short-term investments	1
Gross unrealized Losses
Fixed income securities	(29)	(626)
Short-term investments
Unrealized net gains (losses)
Fixed income securities	21,235	20,855
Short-term investments	1
Unrealized net capital gains and losses, pre-tax	21,236	20,855
Deferred income taxes	(7,433)	(7,299)
Unrealized net capital gains and losses, after-tax	$ 13,803	$ 13,556

Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 381	$ 5,247	$ 7,052
Deferred income taxes	(134)	(1,836)	(2,468)
Increase in unrealized net capital gains and losses	247	3,411	4,584
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	380	5,247	7,052
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 1

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	3
Fair value, continuous unrealized loss position for less than 12 months	$ 1,936	$ 7,720
Unrealized losses, continuous unrealized loss position for less than 12 months	(29)	(626)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	1
Fair value, continuous unrealized loss position for less than 12 months	1,936	5,161
Unrealized losses, continuous unrealized loss position for less than 12 months	(29)	(99)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		1,075
Unrealized losses, continuous unrealized loss position for less than 12 months		(9)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		1,484
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (518)

Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Fixed income securities	$ 330,559	$ 333,640
Short-term investments	24,203	12,974
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,980,431	2,028,742
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(314,926)	(506,678)
Total liabilities at fair value	(314,926)	(506,678)
% of total liabilities at fair value	100.00%	100.00%
U.S. government agencies and authorities
Assets:
Fixed income securities	92,087	90,002
Municipal
Assets:
Fixed income securities	2,900	2,898
Corporate
Assets:
Fixed income securities	191,968	181,826
Foreign government
Assets:
Fixed income securities	5,264	5,237
Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	42,507
Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Recurring basis
Assets:
Fixed income securities	330,559	333,640
Short-term investments	24,203	12,974
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,980,431	2,028,742
Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	92,087	90,002
Recurring basis | Municipal
Assets:
Fixed income securities	2,900	2,898
Recurring basis | Corporate
Assets:
Fixed income securities	191,968	181,826
Recurring basis | Foreign government
Assets:
Fixed income securities	5,264	5,237
Recurring basis | Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	42,507
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets at fair value	1,678,765	1,720,936
% of total assets at fair value	84.70%	84.80%
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets:
Fixed income securities	34,303	36,883
Short-term investments	18,793	1,925
Separate account assets	1,625,669	1,682,128
Total assets at fair value	1,678,765	1,720,936
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	34,303	36,883
Significant other observable inputs (Level 2)
Assets:
Total assets at fair value	301,354	304,887
% of total assets at fair value	15.20%	15.00%
Significant other observable inputs (Level 2) | Recurring basis
Assets:
Fixed income securities	295,944	293,838
Short-term investments	5,410	11,049
Total assets at fair value	301,354	304,887
Significant other observable inputs (Level 2) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	57,784	53,119
Significant other observable inputs (Level 2) | Recurring basis | Municipal
Assets:
Fixed income securities	2,900	2,898
Significant other observable inputs (Level 2) | Recurring basis | Corporate
Assets:
Fixed income securities	191,656	181,228
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets:
Fixed income securities	5,264	5,237
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets:
Fixed income securities		2,814
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	29,737	40,186
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	8,603	8,356
Significant unobservable inputs (Level 3)
Assets:
Total assets at fair value	312	2,919
% of total assets at fair value	0.10%	0.20%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(314,926)	(506,678)
Total liabilities at fair value	(314,926)	(506,678)
% of total liabilities at fair value	100.00%	100.00%
Significant unobservable inputs (Level 3) | Recurring basis
Assets:
Fixed income securities	312	2,919
Total assets at fair value	312	2,919
Significant unobservable inputs (Level 3) | Recurring basis | Corporate
Assets:
Fixed income securities	312	598
Significant unobservable inputs (Level 3) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities		$ 2,321

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Minimum Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Maximum Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Weighted average Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ (1,980,431)	$ (2,028,742)	$ (295,305)
Projected option cost (as a percent)				1.00%	2.00%	1.96%

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 2,919		$ 9,648		$ 2,247
Level 3 assets, Total gains (losses) included in net income			(4)	[1]	(18)	[2]
Level 3 assets, Total gains (losses) included in OCI			42		889
Level 3 assets, Purchases, sales, issues and settlements, net					17,199
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3	(2,321)		(15,643)		(10,669)
Level 3 liabilities, Balance at beginning of period	(506,678)		(494,149)		(15,526)
Level 3 liabilities, Total gains (losses) included in net income	131,054	[3]	(110,951)	[1]	(4,877)	[2]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Purchases, sales, issues and settlements, net
Level 3 liabilities, Transfers into Level 3					(473,746)
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases			10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(286)		(1,124)
Level 3 assets, Balance at end of period	312		2,919		9,648
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(11,024)		(55,559)
Level 3 liabilities, Settlements	71,722		153,981
Level 3 liabilities, Balance at end of period	(314,926)		(506,678)		(494,149)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	598		852		1,089
Level 3 assets, Total gains (losses) included in net income					(1)	[2]
Level 3 assets, Total gains (losses) included in OCI			199
Level 3 assets, Purchases, sales, issues and settlements, net					7,740
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(10,199)		(7,976)
Level 3 assets, Purchases			10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(286)		(254)
Level 3 assets, Balance at end of period	312		598		852
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	2,321		6,880
Level 3 assets, Total gains (losses) included in net income			(4)	[1]	(17)	[2]
Level 3 assets, Total gains (losses) included in OCI			(108)		131
Level 3 assets, Purchases, sales, issues and settlements, net					9,459
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3	(2,321)		(3,577)		(2,693)
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements			(870)
Level 3 assets, Balance at end of period			2,321		6,880
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			1,916		1,158
Level 3 assets, Total gains (losses) included in OCI			(49)		758
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(1,867)
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Balance at end of period					1,916
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(506,678)		(494,149)		(15,526)
Level 3 liabilities, Total gains (losses) included in net income	131,054	[3]	(110,951)	[1]	(4,877)	[2]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Purchases, sales, issues and settlements, net
Level 3 liabilities, Transfers into Level 3					(473,746)
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(11,024)		(55,559)
Level 3 liabilities, Settlements	71,722		153,981
Level 3 liabilities, Balance at end of period	$ (314,926)		$ (506,678)		$ (494,149)

[1]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in interest credited to contract holder funds	$ 125.9	$ (106.6)
Effect to net income included in contract benefits	$ 5.1	$ (4.3)

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			$ (7)		$ (14)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	131,054	[1]	(110,951)	[2]	(4,877)	[3]
Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(2)		(2)
Residential mortgage-backed securities ("RMBS")
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(5)		(11)
Commercial mortgage-backed securities ("CMBS")
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(1)
Derivatives embedded in life and annuity contracts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 131,054		$ (110,951)		$ (4,877)

[1]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	$ 125,900,000	$ (106,600,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	5,100,000	(4,300,000)	(4,900,000)
Carrying value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts	9,160,000,000	10,660,000,000
Fair value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts	$ 9,140,000,000	$ 10,330,000,000

Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 3,298,473	$ 3,850,780
Total derivatives	(314,926)	(506,678)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	3,098,496	3,620,132
Total liability derivatives, Fair value, net	(295,305)	(481,930)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	174,791	202,908
Total liability derivatives, Fair value, net	(18,047)	(22,454)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed withdrawal benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	25,186	27,740
Total liability derivatives, Fair value, net	$ (1,574)	$ (2,294)

Derivative Financial Instruments - Additional Information (Detail) (Allstate Life Insurance Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 186.6	$ (8.2)
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 5.1	$ (4.3)

Schedule of Reserve for Life-Contingent Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 3,424,679	$ 3,199,490
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,519,650	1,425,848
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	677,986	671,275
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,217,648	1,092,791
Other Life Contingent Products
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 9,395	$ 9,576

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits (Detail)	12 Months Ended
Dec. 31, 2012
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Interest rate discription	Interest rate assumptions range from 4.0% to 8.0%
Interest rate, low end	4.00%
Interest rate, high end	8.00%
Estimation method	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	1983 individual annuity mortality table with interna modifications; 198 individual annuity mortality table; Annuity 2000 mortality table with internal modifications
Estimation method	Present value of expected future benefits based on historical experience
Interest rate discription	Interest rate assumptions range from 1.3% to 8.8%
Interest rate, low end	1.30%
Interest rate, high end	8.80%
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Interest rate discription	Interest rate assumptions range from 4.0% to 5.3%
Interest rate, low end	4.00%
Interest rate, high end	5.30%
Guaranteed death benefits
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Annuity 2000 mortality table with internal modifications
Estimation method	Projected benefit ratio applied to cumulative assessments
Interest rate discription	Interest rate assumptions range from 4.0% to 5.8%
Interest rate, low end	4.00%
Interest rate, high end	5.80%

Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 14,255,844	$ 15,489,624	$ 17,247,071
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	4,814,410	4,556,892
Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	9,201,641	10,709,817
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 239,793	$ 222,915

Schedule of Contract Provisions Related to Contractholder Funds (Detail)	12 Months Ended
Dec. 31, 2012
Other investment contracts
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates used in establishing reserves range from 1.7% to 10.3%
Interest rate, low end	1.70%
Interest rate, high end	10.30%
Withdrawal/surrender charges	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
Fixed annuities
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates credited range from 0% to 8.8% fo immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 5.9% for all other products
Withdrawal/surrender charges	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals.
Term of withdrawal/surrender charges	10 years
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	18.20%
Fixed annuities | Immediate annuities
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	8.80%
Fixed annuities | Equity-indexed life
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	7.00%
Fixed annuities | All other products
Policyholder Contract Deposits [Line Items]
Interest rate, low end	1.00%
Interest rate, high end	5.90%
Interest-sensitive life insurance
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 6.0% for al other products
Withdrawal/surrender charges	Either a percentage of account balance or dollar amount grading off generally over 20 years
Term of withdrawal/surrender charges	20 years
Interest-sensitive life insurance | Equity-indexed life
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	11.00%
Interest-sensitive life insurance | All other products
Policyholder Contract Deposits [Line Items]
Interest rate, low end	2.00%
Interest rate, high end	6.00%

Schedule of Contractholder Funds Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Insurance [Line Items]
Balance, beginning of year	$ 15,489,624	$ 17,247,071
Deposits	1,070,374	1,007,316
Interest credited	406,805	576,331
Benefits	(473,329)	(459,991)
Surrenders and partial withdrawals	(1,703,966)	(2,412,295)
Contract charges	(558,519)	(513,068)
Net transfers from separate accounts	16,463	18,935
Other adjustments	8,392	25,325
Balance, end of year	$ 14,255,844	$ 15,489,624

Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 926.1		$ 1,032.7
Net amount at risk in the event of death	101.6	[1]	149.5	[1]
Average attained age of contractholders	59 years		58 years
Guaranteed income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	168.1		184.9
Net amount at risk at annuitization	29.6	[2]	45.1	[2]
Weighted average waiting period until annuitization or guarantee date	1 year		2 years
Guaranteed Lifetime, cumulative periodic withdrawals
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	24.8		27.5
Net amount at risk	0.2	[3]	0.4	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	172		198.1
Net amount at risk	$ 13.7	[4]	$ 21.5	[4]
Weighted average waiting period until annuitization or guarantee date	7 years		8 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guaranteed interest-sensitive life and fixed annuity
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 200.7	$ 181.6
Variable annuity | Guaranteed death benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	9.4	9.6
Variable annuity | Guaranteed income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	19.5	16
Variable annuity | Guaranteed accumulation benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	18	22.4
Variable annuity | Guaranteed Lifetime, cumulative periodic withdrawals
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 1.6	$ 2.3

Reinsurance - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allstate Life Insurance Company
Reinsurance [Line Items]
Reinsurance recoverables	87.90%
Non-affiliates
Reinsurance [Line Items]
Reinsurance recoverables	12.10%
Non-affiliates | Rated A- or better
Reinsurance [Line Items]
Reinsurance recoverables	98.00%	98.00%

Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct premiums and contract charges	$ 1,298,864	$ 1,266,264	$ 1,228,272
Assumed premiums and contract charges	6,784	7,057	7,465
Total premiums and contract charges
Affiliate
Reinsurance [Line Items]
Ceded premiums and contract charges	(908,459)	(833,149)	(782,113)
Non-affiliates
Reinsurance [Line Items]
Ceded premiums and contract charges	$ (397,189)	$ (440,172)	$ (453,624)

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses	$ 1,882,714	$ 1,893,124	$ 2,186,031
Assumed interest credited to contractholder funds, contract benefits and expenses	9,167	7,337	8,153
Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance
Affiliate
Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	(1,369,305)	(1,408,953)	(1,683,487)
Non-affiliates
Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	$ (522,576)	$ (491,508)	$ (510,697)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income taxes paid	$ 4.8	$ 4.4	$ 4.7
2009 and 2010 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2009
2009 and 2010 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2010
2005-2006 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2005
2005-2006 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2006
2007-2008 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2007
2007-2008 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2008

Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred assets
Tax credit carryforwards		$ 10
Total deferred assets		10
Deferred liabilities
Unrealized net capital gains	(7,433)	(7,299)
Other liabilities	(557)	(440)
Total deferred liabilities	(7,990)	(7,739)
Net deferred liability	$ (7,990)	$ (7,729)

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 4,145	$ 4,802	$ 4,386
Deferred	128	59	65
Total income tax expense	$ 4,273	$ 4,861	$ 4,451

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Other		(0.10%)	(0.10%)
Effective income tax rate	35.00%	34.90%	34.90%

Statutory Financial Information and Dividend Limitations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Statutory net income	$ 8.5	$ 8.6	$ 8.7
Statutory capital and surplus	323.9	319.5
Maximum dividends company can pay during 2013 without regulatory approval	32.4
Unassigned surplus	$ 150.7

Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax
Unrealized net holding gains arising during the period	$ 977	$ 7,322	$ 7,746
Less: reclassification adjustment of realized capital gains and losses	596	2,075	694
Unrealized net capital gains and losses	381	5,247	7,052
Other comprehensive income	381	5,247	7,052
Tax
Unrealized net holding gains arising during the period	(343)	(2,562)	(2,711)
Less: reclassification adjustment of realized capital gains and losses	(209)	(726)	(243)
Unrealized net capital gains and losses	(134)	(1,836)	(2,468)
Other comprehensive income	(134)	(1,836)	(2,468)
After-tax
Unrealized net holding gains arising during the period	634	4,760	5,035
Less: reclassification adjustment of realized capital gains and losses	387	1,349	451
Unrealized net capital gains and losses	247	3,411	4,584
Other comprehensive income	$ 247	$ 3,411	$ 4,584

Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 333,526
Fair value	354,762
Amount at which shown in the Balance Sheet	354,762
U.S. government agencies and authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	86,428
Fair value	92,087
Amount at which shown in the Balance Sheet	92,087
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	2,499
Fair value	2,900
Amount at which shown in the Balance Sheet	2,900
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	4,999
Fair value	5,264
Amount at which shown in the Balance Sheet	5,264
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	16,955
Fair value	19,127
Amount at which shown in the Balance Sheet	19,127
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	161,869
Fair value	172,841
Amount at which shown in the Balance Sheet	172,841
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	28,239
Fair value	29,737
Amount at which shown in the Balance Sheet	29,737
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,335
Fair value	8,603
Amount at which shown in the Balance Sheet	8,603
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	309,324
Fair value	330,559
Amount at which shown in the Balance Sheet	330,559
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	24,202
Fair value	24,203
Amount at which shown in the Balance Sheet	$ 24,203

Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,298,864		$ 1,266,264		$ 1,228,272
Ceded to other companies	1,305,648	[1]	1,273,321	[1]	1,235,737	[1]
Assumed from other companies	6,784		7,057		7,465
Net amount
Percentage of amount assumed to net
Life insurance in force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	378,467,115		364,469,564		358,242,997
Ceded to other companies	384,205,939	[1]	370,439,179	[1]	364,544,022	[1]
Assumed from other companies	5,738,824		5,969,615		6,301,025
Net amount
Percentage of amount assumed to net
Life and annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	1,201,592		1,156,434		1,111,971
Ceded to other companies	1,208,376	[1]	1,163,491	[1]	1,119,436	[1]
Assumed from other companies	6,784		7,057		7,465
Net amount
Percentage of amount assumed to net
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	97,272		109,830		116,301
Ceded to other companies	97,272	[1]	109,830	[1]	116,301	[1]
Net amount
Percentage of amount assumed to net

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.